Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2019	2018

Balance at the end of the previous year	34,276.2	31,401.9
Effect of movements in foreign exchange	16.1	1,224.8
Effect of application of IAS 29 (hyperinflation)	691.2	1,686.5
Acquisition, (write-off) and disposal through business combinations	26.4	(37.0)
Balance at the end of the year	35,009.9	34,276.2

Disclosure of information for cash-generating units [text block]
	Functional currency	2019	2018

Brazil	BRL	17,694.8	17,668.4
Goodwill		102,937.4	102,911.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	3,476.9	3,510.1
Cuba (ii)	USD	–	2.0
Panama	PAB	1,400.5	1,346.3

Latin America - South:
Argentina	ARS	1,972.2	1,950.7
Bolivia	BOB	1,425.7	1,370.6
Chile	CLP	47.3	48.7
Paraguay	PYG	836.6	873.2
Uruguay	UYU	160.1	177.4

Canada	CAD	7,995.8	7,328.8
		35,009.9	34,276.2

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
CGU	2019
Dominican Republic	12.06%
Guatemala	10.33%
Chile	7.18%
Brazil	9.13%